Details of Significant Accounts - Schedule of Cash and Cash Equivalents (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand and revolving funds	$ 469	$ 444	$ 242
Checking accounts and demand deposits	23,579	51,551	20,066
Time deposits	29,300	65,570	129,800
Cash and cash equivalents	$ 53,348	$ 117,565	$ 150,108